Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The Company’s consolidated financial statements include the accounts and operations of Bloomin’ Brands and its wholly-owned subsidiaries, including OSI, PRP and New PRP. All intercompany accounts and transactions have been eliminated in consolidation. The Company consolidates variable interest entities in which the Company is deemed to have a controlling financial interest as a result of the Company having: (1) the power to direct the activities that most significantly impact the entity’s economic performance and (2) the obligation to absorb the losses or the right to receive the benefits that could potentially be significant to the variable interest entity. If the Company has a controlling financial interest in a variable interest entity, the assets, liabilities, and results of the operations of the variable interest entity are included in the consolidated financial statements (see Note 13).
The Company is a franchisor of 162 restaurants as of December 31, 2012, but does not possess any ownership interests in its franchisees and generally does not provide financial support to franchisees in its typical franchise relationship. These franchise relationships are not deemed variable interest entities and are not consolidated.
The equity method of accounting is used for investments in affiliated companies in which the Company is not in control, the Company’s interest is generally between 20% and 50% and the Company has the ability to exercise significant influence over the entity. The Company’s share of earnings or losses of affiliated companies accounted for under the equity method is recorded in Income from operations of unconsolidated affiliates in its Consolidated Statements of Operations and Comprehensive Income.

Use of Estimates
Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimated.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash equivalents consist of investments that are readily convertible to cash with an original maturity date of three months or less.
Concentration of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk are cash and cash equivalents and restricted cash. The Company attempts to limit its credit risk by utilizing outside investment managers with major financial institutions that, in turn, invest in United States treasury security funds, certificates of deposit, money market funds, noninterest-bearing accounts and other highly rated investments and marketable securities. At times, cash balances may be in excess of FDIC insurance limits.

Financial Instruments
Financial Instruments
Disclosure of fair value information about financial instruments, whether or not recognized in the Consolidated Balance Sheets, is required for those instruments for which it is practical to estimate that value. Fair value is a market-based measurement.
The Company’s non-derivative financial instruments at December 31, 2012 and 2011 consist of cash equivalents, restricted cash, accounts receivable, accounts payable and current and long-term debt.  The fair values of cash equivalents, restricted cash, accounts receivable and accounts payable approximate their carrying amounts reported in the Consolidated Balance Sheets due to their short duration.  The fair value of debt is determined based on quoted market prices in inactive markets and discounted cash flows of debt instruments, as well as assumptions derived from current conditions in the real estate and credit environments, changes in the underlying collateral and expectations of management. These inputs represent assumptions impacted by economic conditions and management expectations and may change in the future based on period-specific facts and circumstances (see Note 14).

Derivatives
Derivatives
The Company is highly leveraged and exposed to interest rate risk to the extent of its variable-rate debt. The Company manages its interest rate risk by offsetting some of its variable-rate debt with fixed-rate debt, through normal operating and financing activities and, when deemed appropriate, through the use of derivative financial instruments.
The Company’s restaurants are dependent upon energy to operate and are impacted by changes in energy prices, including natural gas. The Company uses derivative instruments to mitigate some of its overall exposure to material increases in natural gas prices. The Company records mark-to-market changes in the fair value of derivative instruments in earnings in the period of change. The Company does not enter into financial instruments for trading or speculative purposes.

Inventories
Inventories
Inventories consist of food and beverages, and are stated at the lower of cost (first-in, first-out) or market. The Company periodically makes advance purchases of various inventory items to ensure adequate supply or to obtain favorable pricing.

Consideration Received from Vendors
Consideration Received from Vendors
The Company receives consideration for a variety of vendor-sponsored programs, such as volume rebates, promotions and advertising allowances. Advertising allowances are intended to offset the Company’s costs of promoting and selling menu items in its restaurants. Vendor consideration is recorded as a reduction of Cost of sales or Other restaurant operating expenses when recognized in the Company’s Consolidated Statements of Operations and Comprehensive Income.

Restricted Cash
Restricted Cash
At December 31, 2012, the current portion of restricted cash of $4.8 million was restricted for the fulfillment of certain provisions in New PRP’s commercial mortgage-backed securities loans, the payment of property taxes and settlement of obligations in a rabbi trust for deferred compensation plans. At December 31, 2011, the current portion of restricted cash of $20.6 million was restricted for the fulfillment of certain provisions in PRP’s commercial mortgage-backed securities loans, the payment of property taxes, the settlement of obligations in a rabbi trust for deferred compensation plans and the settlement of bonus arrangements. Long-term restricted cash at December 31, 2012 of $15.2 million was restricted for the fulfillment of certain provisions in New PRP’s commercial mortgage-backed securities loans. Long-term restricted cash at December 31, 2011 of $3.6 million was restricted for the bonus arrangements.

Property, Fixtures and Equipment
Property, Fixtures and Equipment
Property, fixtures and equipment are stated at cost, net of accumulated depreciation. At the time property, fixtures and equipment are retired, or otherwise disposed of, the asset and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in earnings. The Company expenses repair and maintenance costs that maintain the appearance and functionality of the restaurant but do not extend the useful life of any restaurant asset. Improvements to leased properties are depreciated over the shorter of their useful life or the lease term, which includes renewal periods that are reasonably assured. Depreciation is computed on the straight-line method over the following estimated useful lives:

Buildings and building improvements	20 to 30 years
Furniture and fixtures	5 to 7 years
Equipment	2 to 7 years
Leasehold improvements	5 to 20 years
Capitalized software	3 to 5 years

Operating Leases
Operating Leases
Rent expense for the Company’s operating leases, which generally have escalating rentals over the term of the lease and may include potential rent holidays, is recorded on a straight-line basis over the initial lease term and those renewal periods that are reasonably assured. The initial lease term includes the “build-out” period of the Company’s leases, which is typically before rent payments are due under the terms of the lease. The difference between rent expense and rent paid is recorded as deferred rent and is included in the Consolidated Balance Sheets. Payments received from landlords as incentives for leasehold improvements are recorded as deferred rent and are amortized on a straight-line basis over the term of the lease as a reduction of rent expense. Lease termination fees, if any, and future obligated lease payments for closed locations are recorded as an expense in the period that they are incurred.  Assets and liabilities resulting from the Merger relating to favorable and unfavorable lease amounts are amortized on a straight-line basis to rent expense over the remaining lease term.

Pre-Opening Expenses
Pre-Opening Expenses
Non-capital expenditures associated with opening new restaurants are expensed as incurred and are included in Other restaurant operating expenses in the Company’s Consolidated Statements of Operations and Comprehensive Income.

Impairment or Disposal of Long-Lived Assets
Impairment or Disposal of Long-Lived Assets
The Company assesses the potential impairment of amortizable intangibles, including trademarks, franchise agreements and net favorable leases, and other long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. In evaluating long-lived restaurant assets for impairment, the Company considers a number of factors such as:

•	A significant change in market price;

•	A significant adverse change in the manner in which a long-lived asset is being used;

•	New laws and government regulations or a significant adverse change in business climate that adversely affect the value of a long-lived asset;

•	A current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life; and

•
A current period operating or cash flow loss combined with a history of operating or cash flow losses or a projection that demonstrates continuing losses associated with the use of the underlying long-lived asset.

If the aforementioned factors indicate that the Company should review the carrying value of the restaurant’s long-lived assets, the Company performs a two-step impairment analysis. Each Company-owned restaurant is evaluated individually for impairment since that is the lowest level at which identifiable cash flows can be measured independently from cash flows of other asset groups. If the total future undiscounted cash flows expected to be generated by the assets are less than its carrying amount, as prescribed by step one testing, recoverability is measured in step two by comparing the fair value of the assets to its carrying amount. Should the carrying amount exceed the asset’s estimated fair value, an impairment loss is charged to earnings. Restaurant fair value is determined based on estimates of discounted future cash flows; and impairment charges primarily occur as a result of the carrying value of a restaurant’s assets exceeding its estimated fair market value, primarily due to anticipated closures or declining future cash flows from lower projected future sales at existing locations.
The Company incurred total long-lived asset impairment charges and restaurant closing expense of $13.0 million, $14.0 million and $5.2 million for the years ended December 31, 2012, 2011 and 2010, respectively (see Note 14). All impairment charges are recorded in Provision for impaired assets and restaurant closings in the Company’s Consolidated Statements of Operations and Comprehensive Income.
The Company’s judgments and estimates related to the expected useful lives of long-lived assets are affected by factors such as changes in economic conditions and changes in operating performance and expected use. As the Company assesses the ongoing expected cash flows and carrying amounts of its long-lived assets, these factors could cause it to realize a material impairment charge. The Company uses the straight-line method to amortize definite-lived intangible assets.
Restaurant sites and certain other assets to be sold are included in assets held for sale when certain criteria are met, including the requirement that the likelihood of selling the assets within one year is probable. For assets that meet the held for sale criteria, the Company separately evaluates whether the assets also meet the requirements to be reported as discontinued operations. If the Company no longer had any significant continuing involvement with respect to the operations of the assets and cash flows were discontinued, it would classify the assets and related results of operations as discontinued. Assets whose sale is not probable within one year remain in Property, fixtures and equipment until their sale is probable within one year. The Company had $2.4 million and $1.3 million of assets held for sale as of December 31, 2012 and 2011, respectively, recorded in Other current assets, net.
Generally, restaurant closure costs are expensed as incurred. When it is probable that the Company will cease using the property rights under a non-cancelable operating lease, it records a liability for the net present value of any remaining lease obligations net of estimated sublease income that can reasonably be obtained for the property. The associated expense is recorded in Provision for impaired assets and restaurant closings in the Company’s Consolidated Statements of Operations and Comprehensive Income.  Any subsequent adjustments to the liability from changes in estimates are recorded in the period incurred.

Goodwill and Indefinite-Lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
The Company’s indefinite-lived intangible assets consist of goodwill and trade names. Goodwill represents the residual after allocation of the purchase price to the individual fair values and carryover basis of assets acquired. On an annual basis (during the second quarter of the fiscal year) or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable, the Company reviews the recoverability of goodwill and indefinite-lived intangible assets. The impairment test for goodwill involves comparing the fair value of the reporting units to their carrying amounts. If the carrying amount of a reporting unit exceeds its fair value, a second step is required to measure a goodwill impairment loss, if any. This step revalues all assets and liabilities of the reporting unit to their current fair values and then compares the implied fair value of the reporting unit’s goodwill to the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess. The impairment test for trade names involves comparing the fair value of the trade name, as determined through a relief from royalty method, to its carrying value.
Impairment indicators that may necessitate goodwill impairment testing in between the Company’s annual impairment tests include the following:

•	a significant decline in the Company’s expected future cash flows;

•	a significant adverse change in legal factors or in the business climate;

•	unanticipated competition;

•	the testing for recoverability of a significant asset group within a reporting unit; and

•	slower growth rates.
Impairment indicators that may necessitate indefinite-lived intangible asset impairment testing in between the Company’s annual impairment tests are consistent with those of its long-lived assets.
The Company performed its annual impairment test in the second quarter of 2012 and determined at that time that none of its five reporting units with remaining goodwill were at risk for goodwill impairment since the fair value of each reporting unit was substantially in excess of its carrying amount. The Company did not record any goodwill or indefinite-lived intangible asset impairment charges during the years ended December 31, 2012, 2011 and 2010.
Sales declines at the Company’s restaurants, unplanned increases in health insurance, commodity or labor costs, deterioration in overall economic conditions and challenges in the restaurant industry may result in future impairment charges. It is possible that changes in circumstances or changes in management’s judgments, assumptions and estimates could result in an impairment charge of a portion or all of its goodwill or other intangible assets.

Construction in Progress
Construction in Progress
The Company capitalizes direct and indirect internal costs clearly associated with the acquisition, development, design and construction of Company-owned restaurant locations as these costs have a future benefit to the Company. Upon restaurant opening, these costs are depreciated and charged to expense based upon their classification within Property, fixtures and equipment. Internal costs of $2.4 million were capitalized during the year ended December 31, 2012. Internal costs incurred for the years ended December 31, 2011 and 2010 were not material to the Company’s consolidated financial statements. The amount of interest capitalized in connection with restaurant construction was immaterial in all periods.

Deferred Financing Fees
Deferred Financing Fees
The Company capitalizes deferred financing fees related to the issuance of debt obligations. The Company amortizes deferred financing fees to interest expense over the terms of the respective financing arrangements using the effective interest method or the straight-line method.

Liquor Licenses
Liquor Licenses
The costs of obtaining non-transferable liquor licenses directly issued by local government agencies for nominal fees are expensed as incurred. The costs of purchasing transferable liquor licenses through open markets in jurisdictions with a limited number of authorized liquor licenses are capitalized as indefinite-lived intangible assets and included in Other assets, net.  Annual liquor license renewal fees are expensed over the renewal term.

Revenue Recognition
Revenue Recognition
The Company records food and beverage revenues upon sale. Initial and developmental franchise fees are recognized as income once the Company has substantially performed all of its material obligations under the franchise agreement, which is generally upon the opening of the franchised restaurant. Continuing royalties, which are a percentage of net sales of the franchisee, are recognized as income when earned. Franchise-related revenues are included in Other revenues in the Consolidated Statements of Operations and Comprehensive Income.
The Company defers revenue for gift cards, which do not have expiration dates, until redemption by the customer. The Company also recognizes gift card “breakage” revenue for gift cards when the likelihood of redemption by the customer is remote, which the Company determined are those gift cards issued on or before three years prior to the balance sheet date. The Company recorded breakage revenue of $13.3 million, $11.1 million and $11.0 million for the years ended December 31, 2012, 2011 and 2010, respectively. Breakage revenue is recorded as a component of Restaurant sales in the Consolidated Statements of Operations and Comprehensive Income.
Gift cards sold at a discount are recorded as revenue upon redemption of the associated gift cards at an amount net of the related discount. Gift card sales commissions paid to third-party providers are initially capitalized and subsequently recognized as Other restaurant operating expenses upon redemption of the associated gift card. Deferred expenses were $10.9 million and $9.7 million as of December 31, 2012 and 2011, respectively, and were reflected in Other current assets, net in the Company’s Consolidated Balance Sheets. Gift card sales that are accompanied by a bonus gift card to be used by the customer at a future visit result in a separate deferral of a portion of the original gift card sale. Revenue is recorded when the bonus card is redeemed at a value based on the estimated fair market value of the bonus card.
The Company collects and remits sales, food and beverage, alcoholic beverage and hospitality taxes on transactions with customers and reports such amounts under the net method in its Consolidated Statements of Operations and Comprehensive Income. Accordingly, these taxes are not included in gross revenue.

Advertising Costs		Advertising Costs Advertising production costs are expensed in the period when the advertising first occurs. All other advertising costs are expensed in the period in which the costs are incurred.
Research and Development Expenses
Research and Development Expenses
Research and development expenses, are expensed as incurred and are reported in General and administrative expense in the Consolidated Statements of Operations and Comprehensive Income.

Foreign Currency Translation and Transactions
Foreign Currency Translation and Transactions
For all significant non-U.S. operations, the functional currency is the local currency. Assets and liabilities of those operations are translated into U.S. dollars using the exchange rates in effect at the balance sheet date. Results of operations are translated using the average exchange rates for the reporting period. The effect of gains and (losses) from translation adjustments of approximately $7.5 million, ($2.7) million and $4.6 million are included as a separate component of Accumulated other comprehensive loss in the Consolidated Statements of Changes in Stockholders’ Equity (Deficit) for the years ended December 31, 2012, 2011 and 2010, respectively. Accumulated other comprehensive loss contained only foreign currency translation adjustments as of December 31, 2012 and 2011.
Foreign currency transactions may produce receivables or payables that are fixed in terms of the amount of foreign currency that will be received or paid. A change in exchange rates between the U.S dollar and the currency in which a transaction is denominated increases or decreases the expected amount of cash flows in U.S. dollars upon settlement of the transaction. This increase or decrease is a foreign currency transaction gain or loss that generally will be included in determining net income for the period in which the exchange rate changes. Similarly, a transaction gain or loss, measured from the transaction date or the most recent intervening balance sheet date, whichever is later, realized upon settlement of a foreign currency transaction generally will be included in determining net income for the period in which the transaction is settled.
Foreign currency transaction losses and gains are recorded in Other (expense) income, net in the Company’s Consolidated Statements of Operations and Comprehensive Income and were a net (loss) gain of $(0.1) million, $0.8 million and $3.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes
Income Taxes
Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in the tax rate is recognized in income in the period that includes the enactment date of the rate change.
The Company maintains a valuation allowance to reduce its deferred income tax assets to the amount that is more likely than not to be realized. The Company has considered future taxable income and ongoing feasible tax planning strategies in assessing the need for the valuation allowance. Judgments made regarding future taxable income may change due to changes in market conditions, changes in tax laws or other factors. If the assumptions and estimates change in the future, the valuation allowance may increase or decrease, resulting in a respective increase or decrease in income tax expense.
The Noncontrolling interests do not include a provision or liability for income taxes for affiliated entities that are subject to domestic tax jurisdictions, as any tax liability related thereto is the responsibility of the holder of the noncontrolling interest.

Employee Partner Payments and Buyouts
Employee Partner Payments and Buyouts
The managing partner of each Company-owned domestic restaurant and the chef partner of each Fleming’s Prime Steakhouse and Wine Bar and Roy’s Company-owned domestic restaurant, as well as area operating partners, generally receive distributions or payments for providing management and supervisory services to their restaurants based on a percentage of their associated restaurants’ monthly cash flows. The expense associated with the monthly payments for managing and chef partners is included in Labor and other related expenses, and the expense associated with the monthly payments for area operating partners is included in General and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income.
Managing and chef partners that are eligible to participate in a deferred compensation program receive an unsecured promise of a cash contribution (see Note 4). An area operating partner’s interest in the partnership (the “Management Partnership”) that provides management and supervisory services to his or her restaurant may be purchased, at the Company’s option, after the restaurant has been open for a five-year period based on the terms specified in the agreement. For those area operating partners with restaurants that opened on or after January 1, 2012, a bonus will be paid after the restaurant has been open for a five-year period based on the terms specified in the agreement.  The Company estimates future bonuses and purchases of area operating partners’ interests, as well as deferred compensation obligations to managing and chef partners, using current and historical information on restaurant performance and records the partner obligations in Partner deposits and accrued partner obligations in its Consolidated Balance Sheets. In the period the Company pays an area operating partner bonus or purchases the area operating partner’s interests, an adjustment is recorded to recognize any remaining expense associated with the bonus or purchase and reduce the related accrued buyout liability. Deferred compensation expenses for managing and chef partners are included in Labor and other related expenses and bonus and buyout expenses for area operating partners are included in General and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income.

Share-based Compensation, Option and Incentive Plans Policy
The PSUs vest over a period of four years following the date of grant, and 25% of the grant is earned or forfeited on each grant anniversary date, subject to certification of the performance criteria by the Compensation Committee of the Board of Directors. The number of units that actually vest will be determined for each year based on the achievement of certain Company performance criteria set forth in the award agreement and may range from zero to 200% of the annual target grant. PSUs that do not vest based on failure to satisfy the stated performance criteria for any annual period are forfeited. In addition to the satisfaction of the performance criteria for the PSUs, vesting is dependent upon continued service with forfeiture of all unvested PSUs upon termination, unless in the case of death or disability, in which case a pro rata portion of the target number of PSUs are eligible to immediately vest based on actual performance during the performance period. The PSUs are settled in shares of common stock. Holders will receive one share of common stock for each performance-based share unit that vests. The fair value of PSUs is based on the closing price of the Company’s common stock on the grant date. Compensation expense for PSUs is recognized over the vesting period when it is probable the performance criteria will be achieved.

Stock-based Compensation
Upon completion of the Company’s initial public offering, the Bloomin’ Brands, Inc. 2012 Incentive Award Plan (the “2012 Equity Plan”) was adopted, and no further awards will be made under the Company’s 2007 Equity Incentive Plan (the “2007 Equity Plan”). The 2012 Equity Plan permits the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards and other stock-based awards to Company management and other key employees. The Company accounts for its stock-based employee compensation using a fair value-based method of accounting.
The Company uses the Black-Scholes option pricing model to estimate the weighted-average grant date fair value of stock options granted. Expected volatilities are based on historical volatilities of the stock of comparable companies. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Results may vary depending on the assumptions applied within the model. Restricted stock awards are issued and measured at market value on the date of grant. The benefits of tax deductions in excess of recognized compensation cost, if any, are reported as a financing cash flow.

Net Income Attributable to Bloomin' Brands, Inc. Per Common Share
Net Income Attributable to Bloomin’ Brands, Inc. Per Common Share
Basic net income per common share is computed on the basis of the weighted average number of common shares that were outstanding during the period. Diluted net income per share includes the dilutive effect of common stock equivalents consisting of restricted stock and stock options, using the treasury stock method. Performance-based restricted stock and stock options are considered dilutive when the related performance criterion has been met.

Segment Reporting
Segment Reporting
The Company operates restaurants under five brands that have similar economic characteristics, nature of products and services, class of customer and distribution methods, and the Company believes it meets the criteria for aggregating its six operating segments, which are the five brands and the Company’s international Outback Steakhouse operations, into a single reporting segment in accordance with the applicable accounting guidance.

Reclassifications
Reclassifications
The Company has reclassified certain items in the accompanying consolidated financial statements for prior periods to be comparable with the classification for the fiscal year ended December 31, 2012. These reclassifications had no effect on previously reported net income.

Recently Adopted Financial Accounting Standards
In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (“ASU No. 2011-11”), which enhances current disclosures about financial instruments and derivative instruments that are either offset on the statement of financial position or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the statement of financial position. The guidance requires the Company to provide both net and gross information for these assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU No. 2013-01”), to limit the scope of the new balance sheet offsetting disclosure requirements to derivatives (including bifurcated embedded derivatives), repurchase agreements and reverse repurchase agreements, and securities borrowing and lending transactions. Both ASU No. 2011-11 and ASU No. 2013-01 are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods with retrospective application required. The adoption of ASU No. 2011-11 and ASU No. 2013-01 on January 1, 2013 did not have an impact on the Company’s financial position, results of operations or cash flows.
In July 2012, the FASB issued ASU No. 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU No. 2012-02”), which permits an entity to make a qualitative assessment of whether it is more likely than not that an indefinite-lived intangible asset’s fair value is less than its carrying value before applying the two-step quantitative impairment test. If it is determined through the qualitative assessment that an indefinite-lived intangible asset’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing entities to go directly to the quantitative assessment. ASU No. 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of ASU No. 2012-02 on January 1, 2013 did not have an impact on the Company’s financial position, results of operations or cash flows.
In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU No. 2013-02”), which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other required disclosures that provide additional detail about those amounts. ASU No. 2013-02 is effective for the Company prospectively for reporting periods beginning after December 15, 2012. The adoption of ASU No. 2013-02 on January 1, 2013 did not have an impact on the Company’s financial position, results of operations or cash flows.

Recently Adopted Financial Accounting Standards
In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”), that establishes a number of new requirements for fair value measurements. These include: (i) a prohibition on grouping financial instruments for purposes of determining fair value, except when an entity manages market and credit risks on the basis of the entity’s net exposure to the group; (ii) an extension of the prohibition against the use of a blockage factor to all fair value measurements (that prohibition currently applies only to financial instruments with quoted prices in active markets); and (iii) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. Additionally, for items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU No. 2011-04 on January 1, 2012 increased the Company’s fair value disclosure requirements but did not have an impact on the Company’s financial position, results of operations or cash flows.
In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU No. 2011-05”), that eliminates the option to report other comprehensive income and its components in the statement of changes in equity. Instead, the new guidance requires the Company to present the components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements.  While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance.  ASU No. 2011-05 must be applied retrospectively and is effective for public companies during the interim and annual periods beginning after December 15, 2011. Additionally, in December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU No. 2011-12”), which indefinitely defers the requirement in ASU No. 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. The deferral of the presentation requirements does not impact the effective date of the other requirements in ASU No. 2011-05. During the deferral period, the existing requirements in generally accepted accounting principles in the United States for the presentation of reclassification adjustments must continue to be followed. ASU No. 2011-12 is effective for public companies during the interim and annual periods beginning after December 15, 2011.  The adoption of ASU No. 2011-05 and ASU No. 2011-12 on January 1, 2012 did not have an impact on the Company’s financial position, results of operations or cash flows as the guidance only requires a presentation change to comprehensive income.
In September 2011, the FASB issued ASU No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU No. 2011-08”), which permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before applying the two-step quantitative goodwill impairment test. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing entities to go directly to the quantitative assessment. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. The adoption of this guidance on January 1, 2012 did not have an impact on the Company’s financial position, results of operations or cash flows.
In December 2011, the FASB issued ASU No. 2011-10, “Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate—a Scope Clarification” (“ASU No. 2011-10”), which applies to a parent company that ceases to have a controlling financial interest in a subsidiary, that is in substance real estate, as a result of a default on the subsidiary’s nonrecourse debt. The new guidance emphasizes that the parent should only deconsolidate the real estate subsidiary when legal title to the real estate is transferred to the lender and the related nonrecourse debt has been extinguished. If the reporting entity ceases to have a controlling financial interest under subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. This standard is effective for public companies during the annual and interim periods beginning on or after June 15, 2012. The adoption of this guidance on July 1, 2012 did not have an impact on the Company’s financial statements.